CAPITAL STOCK - Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares $ / shares shares	Dec. 31, 2017 $ / shares shares
Stockholders' Equity Note [Abstract]
Number of Options, Outstanding, beginning of year	2,615,000	2,615,000	1,920,000	1,920,000
Weighted Average Exercise Price, Outstanding, beginning of year | $ / shares	$ 0.23	$ 0.23		$ 0.23
Number of Options, Granted	0	0	965,000	965,000
Weighted Average Exercise Price, Granted | $ / shares	$ 0	$ 0		$ 0.24
Number of Options, Exercised			(162,000)	(162,000)
Weighted Average Exercise Price, Exercised | (per share)	$ 0	$ 0	$ 0.15	$ 0.12
Number of Options, Cancelled/Expired	0	0	(108,000)	(108,000)
Weighted Average Exercise Price, Cancelled/Expired | $ / shares	$ 0	$ 0		$ 0.36
Number of Options, Outstanding end of year	2,615,000	2,615,000	2,615,000	2,615,000
Weighted Average Exercise Price, Outstanding end of year | $ / shares	$ 0.23	$ 0.23		$ 0.23
Number of Options, Exercisable end of year	2,615,500	2,615,500	2,505,500	2,505,500
Weighted Average Exercise Price, Exercisable end of year | $ / shares	$ 0.23	$ 0.23	$ 0.23	$ 0.23